3. PROPERTY AND EQUIPMENT (Dec 2011 only)	12 Months Ended
Dec. 31, 2011
Property, Plant and Equipment [Abstract]
3. PROPERTY AND EQUIPMENT

Property and equipment consisted of the following (in thousands):

	December 31,
	2011	2010
Facilities and plant equipment	$168,036	$166,229
Land	2,570	2,570
Other equipment, vehicles and furniture	4,918	4,635
Construction in progress	3,328	2,355
	178,852	175,789
Accumulated depreciation	(19,235)	(6,813)
	$159,617	$168,976

Depreciation expense, including idled facilities, was $11,724,000 and $8,536,000 for the years ended December 31, 2011 and 2010, respectively. One of the Pacific Ethanol Plants was idled at December 31, 2011 and 2010. The carrying values of this facility totaled $29,924,000 and $32,000,000 at December 31, 2011 and 2010, respectively. The Company continues to depreciate these assets, resulting in depreciation expense in the aggregate of $2,155,000 and $1,559,000 for the years ended December 31, 2011 and 2010, respectively.